Short-Term Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Short-term borrowings	$ 15,518	$ 15,279
Federal funds purchased
Short-Term Debt [Line Items]
Short-term borrowings	252	248
Securities sold under agreements to repurchase
Short-Term Debt [Line Items]
Short-term borrowings	7,642	3,576
Commercial paper
Short-Term Debt [Line Items]
Short-term borrowings	4,288	7,773
Other short-term borrowings
Short-Term Debt [Line Items]
Short-term borrowings	$ 3,336	$ 3,682